Condensed Parent Company Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net sales	kr 49,734		kr 229,347
Cost of goods sold	614
Gross profit	49,119		229,347
Research and development expenses	(113,343)	kr (90,077)	(357,485)
Marketing and selling expenses	(93,897)	(19,426)	(179,603)
Administrative expense	(48,532)	(39,353)	(210,630)
Other operating income	765		259
Other operating expenses	(2,479)	(1,925)	(6,344)
Operating loss	(208,367)	(150,781)	(524,456)
Profit/(loss) from financial items
Net financial income/(expenses)	(3,068)	14,607	11,083
Loss before income tax	(211,434)	(136,174)	(513,373)
Income tax	4,387	3,302	3,836
Loss for the period	(207,047)	(132,872)	(509,537)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net sales	31,771		229,347
Cost of goods sold	(614)
Gross profit	31,157		229,347
Research and development expenses	(103,681)	(72,150)	(275,950)
Marketing and selling expenses	(24,407)		(151,125)
Administrative expense	(44,344)	(54,553)	(226,349)
Other operating income	39,895		70,234
Other operating expenses	(1,153)	(1,237)	(1,874)
Operating loss	(102,534)	(127,940)	(355,718)
Profit/(loss) from financial items
Net financial income/(expenses)	(3,396)	15,126	1,312
Loss before income tax	(105,929)	(112,814)	(354,405)
Loss for the period	kr (105,929)	kr (112,814)	kr (354,405)